Shareholder Fees - Institutional - Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares	Jan. 31, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none